Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Type	20-F
Entity Registrant Name	KNOT Offshore Partners LP
Entity Central Index Key	0001564180
Document Period End Date	Dec. 31, 2020
Document Registration Statement	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Title of 12(b) Security	Common units
Trading Symbol	KNOP
Security Exchange Name	NYSE
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35866
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	2 Queens Cross
Entity Address, Postal Zip Code	AB15 4YB
Entity Address, City or Town	Aberdeenshire
Entity Address, Country	GB
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	32,694,094
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Business Contact [Member]
Contact Personnel Name	Gary Chapman
Entity Address, Address Line Two	Aberdeen, Aberdeenshire
Contact Personnel Email Address	E-mail: gch@knotoffshorepartners.com
City Area Code	44 (0)
Local Phone Number	1224 618420
Entity Address, Address Line One	2 Queens Cross
Entity Address, Postal Zip Code	AB15 4YB
Entity Address, City or Town	Aberdeenshire
Entity Address, Country	GB